Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Residential Mortage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 2 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Fixed Income Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Residential Mortage Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Exchange Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Portfolio – Managed Volatility Moderate Growth Fund Class 1 | Short Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%